Subsequent Event (Details Narrative) $ in Thousands	1 Months Ended
	Jan. 31, 2026 USD ($) shares	May 31, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares vested | shares		609,866
Cash paid to surrender vested awards		$ 1,001
Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares vested | shares	1,143,239
Cash paid to surrender vested awards	$ 1,605
Cash paid to surrender vested awards payment related parties	$ 1,018